Fixed Assets, Net (Details) - Schedule of fixed assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	$ 18,929,099	$ 18,928,051
Less: accumulated depreciation	(3,452,727)	(1,420,309)
Less: impairment of mining machines	(1,690,028)
Fixed assets, net	13,786,344	17,507,742
Mining Machines [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	2,585,119	2,584,071
Software [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	16,000,000	16,000,000
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	38,329	38,329
Office and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	$ 305,651	$ 305,651